Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.67%
Agricultural & Farm Machinery–1.35%
AGCO Corp.(b)	789,224	$93,104,755
Application Software–0.24%
Mitek Systems, Inc.(b)(c)	1,821,879	16,433,349
Asset Management & Custody Banks–0.48%
WisdomTree, Inc.(b)	2,515,882	33,385,754
Building Products–0.17%
Janus International Group, Inc.(b)(c)	1,340,343	11,486,740
Casinos & Gaming–1.25%
PENN Entertainment, Inc.(b)(c)	4,771,431	86,172,044
Commodity Chemicals–0.24%
Orion S.A. (Germany)	1,686,854	16,362,484
Communications Equipment–3.61%
Harmonic, Inc.(b)(c)	3,944,579	33,568,367
Lumentum Holdings, Inc.(b)(c)	1,956,477	215,368,988
		248,937,355
Construction & Engineering–2.75%
AECOM	950,062	107,109,990
Concrete Pumping Holdings, Inc.(b)	531,254	3,628,465
MasTec, Inc.(c)	390,015	73,794,738
Orion Group Holdings, Inc.(b)(c)	661,103	4,898,773
		189,431,966
Construction Machinery & Heavy Transportation Equipment– 2.08%
Astec Industries, Inc.	216,222	8,575,364
NFI Group, Inc. (Canada)(c)	1,346,935	18,567,017
Oshkosh Corp.	639,766	80,949,592
Terex Corp.	691,999	35,195,069
		143,287,042
Copper–1.07%
Capstone Copper Corp. (Canada)(c)	9,857,866	55,279,748
ERO Copper Corp. (Brazil)(c)	1,369,202	18,528,102
		73,807,850
Diversified Banks–0.95%
Fifth Third Bancorp	1,570,961	65,304,849
Diversified Chemicals–0.49%
Huntsman Corp.	3,516,416	34,109,235
Diversified Metals & Mining–4.17%
Hudbay Minerals, Inc. (Canada)	11,059,622	102,522,696
MP Materials Corp.(b)(c)	1,596,497	98,184,565
Teck Resources Ltd., Class B (Canada)	2,664,082	86,476,102
		287,183,363
Electric Utilities–2.52%
NRG Energy, Inc.	1,038,690	173,668,968
Electrical Components & Equipment–2.71%
EnerSys	650,481	60,084,930
Shares		Value
Electrical Components & Equipment–(continued)
Generac Holdings, Inc.(c)	259,539	$50,529,648
Regal Rexnord Corp.	499,337	76,338,640
		186,953,218
Electronic Components–3.24%
Coherent Corp.(b)(c)	2,074,372	223,202,427
Electronic Equipment & Instruments–0.97%
Crane NXT Co.(b)	1,121,992	66,579,005
Electronic Manufacturing Services–0.34%
Benchmark Electronics, Inc.(b)	612,492	23,580,942
Fertilizers & Agricultural Chemicals–0.66%
Mosaic Co. (The)	1,268,278	45,670,691
Food Distributors–0.51%
Performance Food Group Co.(c)	346,841	34,822,836
Gold–1.77%
Equinox Gold Corp. (Canada)(c)	6,622,300	40,396,030
Sandstorm Gold Ltd. (Canada)	8,726,640	81,681,350
		122,077,380
Health Care Equipment–3.68%
Hologic, Inc.(c)	2,172,509	145,167,051
Integra LifeSciences Holdings Corp.(b)(c)	3,130,919	41,140,276
LivaNova PLC(b)(c)	899,839	37,964,208
QuidelOrtho Corp.(b)(c)(d)	1,281,361	29,496,930
		253,768,465
Health Care Services–0.49%
Fresenius Medical Care AG (Germany)	664,650	33,711,988
Hotels, Resorts & Cruise Lines–2.45%
Expedia Group, Inc.	444,161	80,046,695
Travel + Leisure Co.	1,498,866	88,807,811
		168,854,506
Human Resource & Employment Services–0.65%
ManpowerGroup, Inc.	769,377	31,736,802
TrueBlue, Inc.(c)(d)	1,779,451	12,847,636
		44,584,438
Industrial Machinery & Supplies & Components–5.40%
Chart Industries, Inc.(c)	630,068	125,276,420
Columbus McKinnon Corp.	1,121,186	16,425,375
Gates Industrial Corp. PLC(c)	2,538,694	62,959,611
Konecranes OYJ (Finland)	1,184,210	98,682,649
Timken Co. (The)(b)	902,936	68,704,400
		372,048,455
Interactive Media & Services–1.10%
Match Group, Inc.(b)	2,216,781	75,969,085
Investment Banking & Brokerage–0.79%
Lazard, Inc.	1,043,898	54,261,818
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
IT Consulting & Other Services–4.04%
Endava PLC, ADR (United Kingdom)(b)(c)(d)	3,287,684	$42,082,355
EPAM Systems, Inc.(c)	668,274	105,393,492
Globant S.A.(c)	1,557,660	131,248,432
		278,724,279
Life & Health Insurance–2.64%
Globe Life, Inc.	1,296,238	182,082,552
Life Sciences Tools & Services–2.91%
Avantor, Inc.(b)(c)	5,958,897	80,087,576
ICON PLC(c)	714,089	120,816,718
		200,904,294
Metal, Glass & Plastic Containers–1.95%
Crown Holdings, Inc.	1,349,664	134,102,615
Office Services & Supplies–0.37%
MillerKnoll, Inc.(b)	1,339,155	25,417,162
Oil & Gas Drilling–0.31%
Patterson-UTI Energy, Inc.(b)	3,578,225	21,147,310
Oil & Gas Equipment & Services–0.19%
Helix Energy Solutions Group, Inc.(c)	2,233,662	13,245,616
Oil & Gas Exploration & Production–7.03%
Advantage Energy Ltd. (Canada)(c)	5,069,227	40,426,500
Antero Resources Corp.(c)	1,213,110	42,373,932
ARC Resources Ltd. (Canada)	3,634,890	70,961,154
California Resources Corp.	756,018	36,424,947
EQT Corp.	579,290	31,136,838
Expand Energy Corp.	820,144	85,934,688
Kosmos Energy Ltd. (Ghana)(b)(c)	8,311,987	17,870,772
Northern Oil and Gas, Inc.(b)	624,934	17,598,141
Range Resources Corp.	1,715,608	62,997,126
Tamarack Valley Energy Ltd. (Canada)(b)	8,946,337	35,124,187
Whitecap Resources, Inc. (Canada)(b)	5,801,209	43,793,769
		484,642,054
Paper & Plastic Packaging Products & Materials–0.90%
Sealed Air Corp.	2,115,840	61,930,637
Regional Banks–12.53%
Citizens Financial Group, Inc.	1,135,111	54,167,497
East West Bancorp, Inc.	1,365,035	136,844,759
Five Star Bancorp	315,477	9,492,703
Huntington Bancshares, Inc.	6,543,745	107,513,730
Pinnacle Financial Partners, Inc.	1,051,904	92,451,843
Renasant Corp.(b)	1,791,224	65,630,447
SouthState Corp.	733,981	69,118,991
Webster Financial Corp.	2,548,019	146,893,295
Western Alliance Bancorporation	2,335,580	181,147,585
		863,260,850
Research & Consulting Services–3.88%
Amentum Holdings, Inc.(b)(c)	3,603,168	89,971,105
KBR, Inc.	2,568,847	120,067,909
Science Applications International Corp.	513,826	57,281,322
		267,320,336
Semiconductor Materials & Equipment–2.74%
Entegris, Inc.	404,632	31,747,426
Shares		Value
Semiconductor Materials & Equipment–(continued)
Ichor Holdings Ltd.(b)(c)	1,051,129	$20,801,843
MKS, Inc.(b)	1,012,660	96,384,979
Ultra Clean Holdings, Inc.(b)(c)	1,785,873	40,217,860
		189,152,108
Semiconductors–2.88%
Allegro MicroSystems, Inc. (Japan)(b)(c)	907,817	28,514,532
Melexis N.V. (Belgium)	583,412	44,622,114
Rambus, Inc.(c)	1,076,038	79,551,489
Silicon Motion Technology Corp., ADR (Taiwan)	596,394	45,647,997
		198,336,132
Silver–1.44%
Pan American Silver Corp. (Canada)(b)	3,680,793	99,455,027
Specialized Finance–0.91%
Burford Capital Ltd.(b)	4,872,054	62,605,894
Specialty Chemicals–0.28%
Element Solutions, Inc.(b)	826,869	19,514,108
Trading Companies & Distributors–3.54%
Air Lease Corp., Class A	832,467	46,118,672
MSC Industrial Direct Co., Inc., Class A(b)	841,849	72,920,960
WESCO International, Inc.	605,173	125,246,604
		244,286,236
Total Common Stocks & Other Equity Interests (Cost $5,502,225,959)		6,524,888,218

Exchange-Traded Funds–3.09%
Global X Copper Miners ETF(b)	1,312,149	56,488,015
Global X Uranium ETF(b)	2,170,631	85,436,036
VanEck Junior Gold Miners ETF(b)	1,111,883	71,405,126
Total Exchange-Traded Funds (Cost $151,764,225)		213,329,177
Money Market Funds–2.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)	48,277,330	48,277,330
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	89,286,043	89,286,043
Total Money Market Funds (Cost $137,563,373)		137,563,373
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $5,791,553,557)		6,875,780,768
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.10%
Invesco Private Government Fund, 4.32%(d)(e)(f)	154,908,449	154,908,449
Invesco Private Prime Fund, 4.46%(d)(e)(f)	403,403,635	403,484,316
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $558,395,142)		558,392,765
TOTAL INVESTMENTS IN SECURITIES–107.86% (Cost $6,349,948,699)		7,434,173,533
OTHER ASSETS LESS LIABILITIES—(7.86)%		(541,828,849)
NET ASSETS–100.00%		$6,892,344,684
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$47,578,828	$161,094,705	$(160,396,203)	$-	$-	$48,277,330	$623,697
Invesco Treasury Portfolio, Institutional Class	87,988,824	299,175,881	(297,878,662)	-	-	89,286,043	1,157,833
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	88,744,817	288,459,091	(222,295,459)	-	-	154,908,449	1,324,865*
Invesco Private Prime Fund	239,843,403	722,024,772	(558,381,482)	6,698	(9,075)	403,484,316	3,620,361*
Investments in Other Affiliates:
Endava PLC, ADR	57,887,514	1,663,532	-	(17,468,691)	-	42,082,355	-
QuidelOrtho Corp.**	101,722,099	-	(62,486,671)	33,991,984	(43,730,482)	29,496,930	-
TrueBlue, Inc.	7,467,265	316,484	-	5,063,887	-	12,847,636	-
Total	$631,232,750	$1,472,734,465	$(1,301,438,477)	$21,593,878	$(43,739,557)	$780,383,059	$6,726,756

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	At July 31, 2025, this security was no longer an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,347,871,467	$177,016,751	$—	$6,524,888,218
Exchange-Traded Funds	213,329,177	—	—	213,329,177
Money Market Funds	137,563,373	558,392,765	—	695,956,138
Total Investments	$6,698,764,017	$735,409,516	$—	$7,434,173,533
Invesco Small Cap Value Fund